COMMITMENTS AND CONTINGENCIES - Future Minimum Commitments - Charters (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Operating Leased Assets [Line Items]
June 30, 2014	$ 98,556
June 30, 2015	69,703
June 30, 2016	67,199
June 30, 2017	69,596
June 30, 2018	66,788
June 30, 2019 and thereafter	239,379
Total	611,221
In Operation
Operating Leased Assets [Line Items]
June 30, 2014	94,308
June 30, 2015	61,975
June 30, 2016	53,199
June 30, 2017	49,320
June 30, 2018	46,512
June 30, 2019 and thereafter	121,863
Total	427,177
To be delivered
Operating Leased Assets [Line Items]
June 30, 2014	4,248
June 30, 2015	7,728
June 30, 2016	14,000
June 30, 2017	20,276
June 30, 2018	20,276
June 30, 2019 and thereafter	117,516
Total	$ 184,044